Property, plant and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 8 — Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Office equipment	1,024,191	1,011,847	148,563
Mechanical equipment	1,059,178	1,059,178	155,512
Electronic and other equipment	1,729,181	1,057,713	155,297
Vehicles	114,182	70,200	10,307
Subtotal	3,926,732	3,198,938	469,679
Less: accumulated depreciation	(3,435,165)	(2,873,804)	(421,942)
Total	491,567	325,134	47,737

Depreciation expense for the six months ended June 30, 2025 and 2026 amounted to RMB 116,515 and RMB 72,086 (USD 10,454), respectively.